                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:   March 31, 2003
                                              --------------------


Check here if Amendment                          [ ]  Amendment Number:________
This Amendment (Check only one.):                [ ]  is a restatement
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
           --------------------------------------
Address:   260 Preston Commons West
           --------------------------------------
           8117 Preston Road
           --------------------------------------
           Dallas, Texas 75225
           --------------------------------------

Form 13F File Number:      28-10378
                              ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Stillwell
           --------------------------------------
Title:     Managing Director
           --------------------------------------
Phone:     (214) 265-4165
           --------------------------------------

Signature, Place, and Date of Signing:

   /s/  Robert L. Stillwell             Dallas, TX              May 12, 2003
--------------------------------  -----------------------  ---------------------
        (Signature)                   (City, State)                (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                        ----------------------
Form 13F Information Table Entry Total:           22
                                        ----------------------
Form 13F Information Table Value Total:      119,281          (thousands)
                                        ----------------------




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2         COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
-------------------  ---------------   -----------  -------- -------------------------  ---------- -------- ---------------------
                                                                                                               VOTING AUTHORITY
                       TITLE OF                       VALUE  SHRS OR                    INVESTMENT  OTHER   ---------------------
  NAME OF ISSUER         CLASS            CUSIP      (X1000) PRN AMT   SH/PRN PUT/CALL  DISCRETION MANAGERS  SOLE    SHARED  NONE
-------------------  ---------------   -----------  -------- -------   ------ --------  ---------- -------- -------  ------  ----
ARCH COAL INC             COM          039380-10-0    1,901  100,000     SH      N/A        SOLE      0     100,000     0      0
BAKER HUGHES INC          COM          057224-10-7    6,345  212,000     SH      N/A        SOLE      0     212,000     0      0
BURLINGTON RES INC        COM          122014-10-3    3,340   70,000     SH      N/A        SOLE      0      70,000     0      0
DU PONT E I
  DE NEMOURS & CO         COM          263534-10-9    9,715  250,000     SH      N/A        SOLE      0     250,000     0      0
EOG RES INC               COM          26875P-10-1    3,244   82,000     SH      N/A        SOLE      0      82,000     0      0
EL PASO ENERGY
  PARTNERS LP             COM          28368B-10-2    3,103  100,000     SH      N/A        SOLE      0     100,000     0      0
ENERPLUS RES FD      UNIT TR G NEW     29274D-60-4    3,353  175,000     SH      N/A        SOLE      0     175,000     0      0
ENTERPRISE PRODS
  PARTNERS LP             COM          293792-10-7    7,235  347,000     SH      N/A        SOLE      0     347,000     0      0
EXELON CORP               COM          30161N-10-1    3,579   71,000     SH      N/A        SOLE      0      71,000     0      0
HALLIBURTON CO            COM          406216-10-1    6,903  333,000     SH      N/A        SOLE      0     333,000     0      0
HUGOTON RTY TR TEX    UNIT BEN INT     444717-10-2    5,520  395,100     SH      N/A        SOLE      0     395,100     0      0
KINDER MORGAN
  ENERGY PARTNER     UT LTD PARTNER    494550-10-6    7,030  190,000     SH      N/A        SOLE      0     190,000     0      0
MONSANTO CO NEW           COM          61166W-10-1   10,217  623,000     SH      N/A        SOLE      0     623,000     0      0
OLIN CORP              COM PAR $1      680665-20-5   11,120  612,000     SH      N/A        SOLE      0     612,000     0      0
PPL CORP                  COM          69351T-10-6    3,597  101,000     SH      N/A        SOLE      0     101,000     0      0
PEABODY ENERGY CORP       COM          704549-10-4    2,092   75,000     SH      N/A        SOLE      0      75,000     0      0
PENGROWTH ENERGY TR       COM          706902-10-3    3,146  324,000     SH      N/A        SOLE      0     324,000     0      0
PETROLEO BRASILEIRO
  SA PETRO           SPONSORED ADR     71654V-40-8    7,272  480,000     SH      N/A        SOLE      0     480,000     0      0
PUBLIC SVC
  ENTERPRISE GROUP        COM          744573-10-6    3,779  103,000     SH      N/A        SOLE      0     103,000     0      0
SAN JUAN BASIN
  RTY TR              UNIT BEN INT     798241-10-5    7,478  508,000     SH      N/A        SOLE      0     508,000     0      0
SCHLUMBERGER LTD          COM          806857-10-8    5,968  157,000     SH      N/A        SOLE      0     157,000     0      0
XTO ENERGY CORP           COM          98385X-10-6    3,344  175,999     SH      N/A        SOLE      0     175,999     0      0